Material accounting policies - Useful Life of Intangible Assets (Details)	12 Months Ended
Oct. 31, 2025
Software
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Brand name
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Supplier relationships
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Wholesale licenses
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years